SCHEDULE OF COMPREHENSIVE (LOSS)/INCOME (Details) $ in Thousands					6 Months Ended
		Jan. 26, 2026	Nov. 11, 2025	Mar. 31, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Current assets
Cash and Cash equivalents				¥ 109,213,000	$ 41,198		¥ 105,345,000	¥ 293,290,000
Prepaid expenses and other current assets				45,535,000	6,925			49,302,000
Non-current assets
Total assets				206,034,000	61,782			439,828,000
Current liabilities
Due to related parties				40,787,000				41,744,000
Other payables and accrued liabilities				89,350,000	12,669			90,190,000
Total liabilities				343,888,000	56,204			400,101,000
Shareholders’ equity
Subscription Receivables					(22,542)			(160,476,000)
Accumulated deficit				(878,915,000)	(122,100)			(869,600,000)
Accumulated other comprehensive income				13,317,000	499			3,569,000
Total shareholders' equity				(137,854,000)	5,578		379,585,000	39,727,000	¥ 362,607,000
Total liabilities and shareholders' equity				¥ 206,034,000	61,782			439,828,000
Reverse share split				1-for-10
Net (loss)/profit					1,300	¥ 9,400,000	(127,317,000)
Comprehensive loss attributable to UTime Limited					(57)	(394,000)	(126,086,000)
Subsequent Event [Member]
Shareholders’ equity
Reverse share split		1-for-5	100-for-1
Common Class A [Member]
Shareholders’ equity
Ordinary shares	[1]			¥ 26,000	101			719,000
Reverse share split				1-for-10
Common Class A [Member] | Subsequent Event [Member]
Shareholders’ equity
Reverse share split			100-for-1
Common Class B [Member]
Shareholders’ equity
Ordinary shares	[1]
Parent Company [Member]
Current assets
Cash and Cash equivalents				2,000
Prepaid expenses and other current assets				26,516,000				26,012,000
Inter-company receivable				466,289,000				446,439,000
Non-current assets
Investment in subsidiary				(563,937,000)				(377,906,000)
Total assets				(71,130,000)				94,545,000
Current liabilities
Inter-company payable				(324,000)				42,000
Other payables and accrued liabilities				38,951,000				25,705,000
Total liabilities				61,533,000				49,627,000
Shareholders’ equity
Additional paid-in capital				732,909,000				1,070,667,000
Subscription Receivables								(160,476)
Accumulated deficit				(878,915,000)				(869,561,000)
Accumulated other comprehensive income				13,317,000				3,569,000
Total shareholders' equity				(132,663,000)				44,918,000
Total liabilities and shareholders' equity				(71,130,000)				94,545,000
Loss from equity method investments						9,357,000	(15,582,000)
Operating expenses						(3,000)	(111,735,000)
Net (loss)/profit						9,354,000	(127,317,000)
Foreign currency translation difference						(9,748,000)	1,231,000
Comprehensive loss attributable to UTime Limited						¥ (394,000)	¥ (126,086,000)
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity
Ordinary shares	[2]			26,000				719,000
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity
Ordinary shares
Parent Company [Member] | Related Party [Member]
Current liabilities
Due to related parties				¥ 22,906,000				¥ 23,880,000

[1]	On March 31, 2025, the Company effected a 1-for-10 reverse share split of its ordinary shares; on November 11, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on January 26, 2026, the Company effected a 1-for-5 reverse share split of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.
[2]	On March 31, 2025, the Company effected a 1-for-10 reverse share split of its ordinary shares; on November 11, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on January 26, 2026, the Company effected a 1-for-5 reverse share split of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.